SUBORDINATED DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2012
SUBORDINATED DEBENTURES [Abstract]
Subordinated Debt Related to Trust-Preferred Securities
Subordinated debt (included in liabilities subject to compromise at December 31, 2012, see Note C) relates to trust-preferred securities issued by Capitol which are summarized as follows at December 31 (in $1,000s):

	Current Interest Rate	Scheduled Maturity	Aggregate Liquidation Amount	Net Carrying Amount
				2012	2011

Capitol Trust I	8.50% fixed	2027	$13,494	$13,494	$13,186
Capitol Trust II	10.25% fixed	2031	10,000	10,000	9,803
Capitol Statutory Trust III	3.89% variable	2031	15,000	15,000	14,706
Capitol Bancorp Capital Trust IV	3.99% variable	2032	3,000	3,000	2,931
Capitol Trust VI	3.63% variable	2033	10,000	10,000	9,787
Capitol Trust VII	7.78% fixed	2033	10,000	10,000	9,891
Capitol Statutory Trust VIII	3.26% variable	2033	20,000	20,000	19,715
Capitol Trust IX	7.69% fixed	2034	10,000	10,000	9,952
Capitol Bancorp Trust X	1.98% variable	2037	33,000	33,000	33,000
Capitol Trust XI	1.96% variable	2037	20,000	20,000	20,000
Capitol Trust XII	10.50% fixed	2038	6,802	6,802	6,185

			$151,296	$151,296	$149,156